Shareholder Report, Line Graph And Average Annual Return (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
BNY Mellon Global Equity Income Fund | Class A - DQIAX
Account Value [Line Items]
Line Graph and Table Measure Name	with Maximum Sales Charge - 5.75%
Account Value	$ 20,524	$ 20,524	$ 20,524	$ 16,937	$ 15,911	$ 17,079	$ 12,807	$ 14,030	$ 12,323	$ 11,948	$ 10,453	$ 9,833	$ 9,425
Average Annual Return, Percent	14.22%	6.64%	7.45%
BNY Mellon Global Equity Income Fund | Class A - DQIAX | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	without Sales Charge
Average Annual Return, Percent	21.18%	7.91%	8.09%
BNY Mellon Global Equity Income Fund | Class C - DQICX
Account Value [Line Items]
Line Graph and Table Measure Name	with Maximum Deferred Sales Charge - 1.00%
Account Value	$ 20,204	$ 20,204	$ 20,204	16,796	15,907	17,204	13,000	14,352	12,701	12,402	10,921	10,353	10,000
Average Annual Return, Percent	19.29%	7.08%	7.29%
BNY Mellon Global Equity Income Fund | Class C - DQICX | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	without Deferred Sales Charge
Average Annual Return, Percent	20.29%	7.08%	7.29%
BNY Mellon Global Equity Income Fund | Class I - DQIRX
Account Value [Line Items]
Line Graph and Table Measure Name	Class I Shares
Account Value	$ 22,360	$ 22,360	$ 22,360	18,397	17,245	18,456	13,807	15,095	13,218	12,780	11,147	10,452	10,000
Average Annual Return, Percent	21.54%	8.17%	8.38%
BNY Mellon Global Equity Income Fund | Class Y - DQIYX
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y Shares
Account Value	$ 2,250,671	$ 2,250,671	$ 2,250,671	1,852,099	1,734,013	1,856,346	1,387,507	1,515,904	1,326,366	1,281,142	1,117,145	1,046,800	1,000,000
Average Annual Return, Percent	21.52%	8.22%	8.45%
BNY Mellon Global Equity Income Fund | FTSE World Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE World Index
Account Value	$ 25,933	$ 25,933	$ 25,933	19,408	17,425	21,352	15,224	14,602	12,905	12,811	10,357	10,100	10,000
Average Annual Return, Percent	33.62%	12.17%	10.00%
BNY Mellon International Bond Fund | Class A - DQIAX
Account Value [Line Items]
Line Graph and Table Measure Name	with Maximum Sales Charge - 4.50%
Account Value	$ 8,665	$ 8,665	$ 8,665	7,860	7,661	10,002	10,106	9,915	9,434	9,920	9,433	9,125	9,550
Average Annual Return, Percent	5.26%	(3.56%)	(1.42%)
BNY Mellon International Bond Fund | Class A - DQIAX | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	without Sales Charge
Average Annual Return, Percent	10.24%	(2.66%)	(0.97%)
BNY Mellon International Bond Fund | Class C - DQICX
Account Value [Line Items]
Line Graph and Table Measure Name	with Maximum Deferred Sales Charge - 1.00%
Account Value	$ 8,463	$ 8,463	$ 8,463	7,748	7,619	10,026	10,208	10,084	9,649	10,217	9,755	9,491	10,000
Average Annual Return, Percent	8.23%	(3.44%)	(1.65%)
BNY Mellon International Bond Fund | Class C - DQICX | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	without Deferred Sales Charge
Average Annual Return, Percent	9.23%	(3.44%)	(1.65%)
BNY Mellon International Bond Fund | Class I - DQIRX
Account Value [Line Items]
Line Graph and Table Measure Name	Class I Shares
Account Value	$ 9,403	$ 9,403	$ 9,403	8,513	8,280	10,780	10,857	10,613	10,061	10,538	9,967	9,593	10,000
Average Annual Return, Percent	10.45%	(2.39%)	(0.61%)
BNY Mellon International Bond Fund | Class Y - DQIYX
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y Shares
Account Value	$ 948,891	$ 948,891	$ 948,891	858,104	833,920	1,083,717	1,090,807	1,065,657	1,008,667	1,056,417	998,032	960,200	1,000,000
Average Annual Return, Percent	10.58%	(2.30%)	(0.52%)
BNY Mellon International Bond Fund | FTSE World Index
Account Value [Line Items]
Account Value	$ 9,180	$ 9,180	$ 9,180	$ 8,449	$ 8,236	$ 10,921	$ 11,143	$ 10,616	$ 9,844	$ 10,054	$ 9,929	$ 9,326	$ 10,000
BNY Mellon International Bond Fund | Bloomberg Global Aggregate ex USD Index (Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate ex USD Index (Unhedged)
Average Annual Return, Percent	8.65%	(2.87%)	(0.85%)